Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis of presentation
2.
Basis of presentation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board®. The policies applied in these consolidated financial statements were based on International Financial Reporting Standards as issued by the International Accounting Standards Board issued and applicable at December 31, 2024.

The Company presents its consolidated statements of financial position on a non-classified basis in order of liquidity.

These consolidated financial statements were authorized by the Board of Directors (the “Board”) to be issued on March 20, 2025.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the payment of liabilities in the ordinary course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets and to meet its liabilities as they become due in the normal course.

Management routinely plans future activities which includes forecasting future cash flows. Management has reviewed their plan and has collectively formed a judgment that the Company has adequate resources to continue as a going concern for the foreseeable future, which management has defined as being at least 12 months from the date of approval of these consolidated financial statements.

2. Basis of presentation (Continued from previous page)

In arriving at this judgment, management has considered the following: (i) cash flow projections of the Company, which incorporates a rolling forecast and detailed cash flow modeling through the next 12 months from the date of approval of these consolidated financial statements, and (ii) the base of investors and debt lenders historically available to the Company. The expected cash flows have been modeled based on forecasted revenue and related expenses including debt repayments. Refer to Note 24 for details on amounts that may come due in the next 12 months.

For these reasons, the Company continues to adopt a going concern basis in preparing the consolidated financial statements.

Reclassification of prior year presentation

In the current financial year, the Company has reclassified certain items in its statement of financial position to improve the presentation and provide more relevant information. Notably, the marketable securities balance presented on the consolidated statements of financial position was reclassified from the investment portfolio caption.

These reclassifications had no effect on the reported results of operations.

Basis of consolidation

The Company has consolidated the assets, liabilities, revenues and expenses of all its subsidiaries and its parent entity. The consolidated financial statements include the accounts of the Company, and its direct and indirect wholly-owned subsidiaries, Mogo Finance Technology Inc., Mogo Financial (Alberta) Inc., Mogo Financial (B.C.) Inc., Mogo Financial Inc., Mogo Financial (Ontario) Inc., Mogo Mortgage Technology Inc., Mogo Technology Inc. (a US subsidiary), Mogo Blockchain Technology Inc., Mogo Wallet Inc. (formerly Mogo Wealth Technology Inc.), Thurlow Management Inc., Carta Solutions Holding Corp., Carta Solutions Processing Services (Cyprus) Ltd., Carta Financial Services Ltd. (a UK subsidiary), Carta Solutions Processing Services Corp., Carta Solutions Processing Services Corp. (a Morocco subsidiary), Carta Solutions Singapore PTE. Ltd. (a Singapore subsidiary), Carta Worldwide Inc., Carta Americas Inc. (a US subsidiary), Moka Financial Technologies Inc., Moka Financial Technologies Europe (a France subsidiary), Mogo Asset Management Inc. (formerly Tactex Asset Management Inc.), Tactex Advisors Inc. (a US subsidiary), NumberJacks Services Inc., and MogoTrade Inc. (formerly known as Fortification). The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

An entity is consolidated if the Company concludes that it controls the entity. The following circumstances may indicate a relationship in which, in substance, Mogo controls and therefore consolidates the entity:

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The Company has power over the entity whereby the Company has the ability to direct the relevant activities (i.e., the activities that affect the entity’s returns);
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The Company is exposed, or has rights, to variable returns from its involvement with the entity; and
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The Company has the ability to use its power over the entity to affect the amount of the entity’s returns.

All inter‑company balances, income and expenses and unrealized gains and losses resulting from inter‑company transactions are eliminated in full.